Debt - Schedule of Fair Value Assumption Embedded Conversion Feature Recurring Basis (Details) $ in Thousands	3 Months Ended
Sep. 30, 2018 USD ($)
Debt Disclosure [Abstract]
Beginning balance, embedded conversion feature	$ 480
Change in fair value	29
Ending balance, embedded conversion feature	$ 509